Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GAMCO GLOBAL SERIES FUNDS, INC
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Supplement [Text Block]	ggsfi_SupplementTextBlock
GAMCO GLOBAL SERIES FUNDS, INC.

Supplement dated May 23, 2016

to

Prospectus dated April 29, 2016;

Statement of Additional Information dated April 29, 2016; and

The GAMCO Global Opportunity Fund’s Summary Prospectus dated April 29, 2016

This supplement amends certain information in the Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”) each dated April 29, 2016, of GAMCO Global Series Funds, Inc. (the “Corporation”), and in the Summary Prospectus (the “Summary Prospectus”) of The GAMCO Global Opportunity Fund (the “Fund”) dated April 29, 2016. Unless otherwise indicated, all other information included in the Prospectus, SAI, and Summary Prospectus that is not inconsistent with the information set forth in this supplement remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus, SAI, and Summary Prospectus.

Effective May 18, 2016, Gabelli Funds, LLC, the Adviser, has agreed to amend its contractual agreement with respect to Class AAA, A, and C shares of the Fund to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.00%. This arrangement is in effect until December 31, 2016.

Beginning January 1, 2017, the Adviser’s contractual agreement to waive its investment advisory fees and/or to reimburse expenses of the Fund will revert to its prior terms and the Adviser will waive its investment advisory fees and/or reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 2.00%, 2.00%, and 2.75% for Class AAA, Class A and Class C shares, respectively.

Under these same arrangements, the Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 2.00%, 2.00%, and 2.75% for Class AAA, Class A, and Class C shares, respectively, after giving effect to the repayments.

There are no changes to the terms of the contractual agreement with respect to the Fund’s Class I shares or share classes of other funds in the Corporation.

This Fund’s waiver/reimbursement arrangements are in effect until May 1, 2017, and may be terminated only by the Board of Directors of the Corporation before such time.

GAMCO GLOBAL OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ggsfi_SupplementTextBlock
GAMCO GLOBAL SERIES FUNDS, INC.

Supplement dated May 23, 2016

to

Prospectus dated April 29, 2016;

Statement of Additional Information dated April 29, 2016; and

The GAMCO Global Opportunity Fund’s Summary Prospectus dated April 29, 2016

This supplement amends certain information in the Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”) each dated April 29, 2016, of GAMCO Global Series Funds, Inc. (the “Corporation”), and in the Summary Prospectus (the “Summary Prospectus”) of The GAMCO Global Opportunity Fund (the “Fund”) dated April 29, 2016. Unless otherwise indicated, all other information included in the Prospectus, SAI, and Summary Prospectus that is not inconsistent with the information set forth in this supplement remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus, SAI, and Summary Prospectus.

Effective May 18, 2016, Gabelli Funds, LLC, the Adviser, has agreed to amend its contractual agreement with respect to Class AAA, A, and C shares of the Fund to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.00%. This arrangement is in effect until December 31, 2016.

Beginning January 1, 2017, the Adviser’s contractual agreement to waive its investment advisory fees and/or to reimburse expenses of the Fund will revert to its prior terms and the Adviser will waive its investment advisory fees and/or reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 2.00%, 2.00%, and 2.75% for Class AAA, Class A and Class C shares, respectively.

Under these same arrangements, the Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 2.00%, 2.00%, and 2.75% for Class AAA, Class A, and Class C shares, respectively, after giving effect to the repayments.

There are no changes to the terms of the contractual agreement with respect to the Fund’s Class I shares or share classes of other funds in the Corporation.

This Fund’s waiver/reimbursement arrangements are in effect until May 1, 2017, and may be terminated only by the Board of Directors of the Corporation before such time.